Insurance business - Net investment return (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)		$ 8,370	$ (16,093)
Changes in fair value of underlying items of direct participating contracts		(7,995)	15,937
Effect of risk mitigation option		(35)	99
Interest accreted		(127)	(80)
Effect of changes in interest rates and other financial assumptions		(133)	233
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition		(10)	3
Total net finance income/(expense) from insurance contracts		(8,300)	16,192
Amounts recognised in profit or loss	[1]	(7,809)	13,799		$ 0
Amounts recognised in OCI		(491)	2,393	[2]	0	[2]
Insurance finance income (expenses)		70	99
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	[1]	7,887	(13,831)		4,053
– of which: net interest income/(expense)	[1]	35,796	30,377		$ 26,489
Contracts under the fair value approach		704	805
Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)		7,877	(13,701)
Amounts recognised in profit or loss		7,877	(13,701)
Insurance finance income (expenses)		68	98
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		7,886	(13,831)
Gain (loss) from return on assets and liabilities supporting insurance policies		7,627	(13,949)
Gain (loss) from return on shareholders assets supporting insurance policies		259	118
Investment returns gains (losses) on underlying assets supporting insurance liabilities		7,627	(13,949)
– of which: net interest income/(expense)		257	248
Miscellaneous other operating income		7	0
Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)		493	(2,392)
Insurance finance income (expenses)		2	1
Contracts under the fair value approach		497	2,396
Reversal of impairment loss recognised in other comprehensive income		4	4
Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)		8,156	(15,912)
Changes in fair value of underlying items of direct participating contracts		(7,995)	15,937
Effect of risk mitigation option		(35)	99
Interest accreted		0	0
Effect of changes in interest rates and other financial assumptions		(12)	0
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition		0	0
Total net finance income/(expense) from insurance contracts		(8,042)	16,036
Amounts recognised in profit or loss		(7,551)	13,643
Amounts recognised in OCI		(491)	2,393
Insurance finance income (expenses)		114	124
Contracts under the fair value approach		508	571
Life direct participating and investment DPF contracts | Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)		7,663	(13,520)
Insurance finance income (expenses)		112	123
Life direct participating and investment DPF contracts | Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)		493	(2,392)
Insurance finance income (expenses)		2	1
Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)		214	(181)
Changes in fair value of underlying items of direct participating contracts		0	0
Effect of risk mitigation option		0	0
Interest accreted		(127)	(80)
Effect of changes in interest rates and other financial assumptions		(121)	233
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition		(10)	3
Total net finance income/(expense) from insurance contracts		(258)	156
Amounts recognised in profit or loss		(258)	156
Amounts recognised in OCI		0	0
Insurance finance income (expenses)		(44)	(25)
Contracts under the fair value approach		196	234
Life other contracts | Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)		214	(181)
Insurance finance income (expenses)		(44)	(25)
Life other contracts | Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)		0	0
Insurance finance income (expenses)		$ 0	$ 0

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.